Frank J Hariton Esq.

1065 Dobbs Ferry Road

White Plains, NY 10607

Tel: (914) 674-4373    Fax (914) 6934-2963

September 10, 2008

Susan Block, Attorney-Advisor

Division of Corporation Finance

Securities and Exchange Commission

Washington, D.C. 20549

            Re:       Hamptons Extreme, Inc. (the “Registrant”)

                        Amendment No. 1 to Registration Statement on Form S-1

                        Filed August 13, 2008

                        File No.  333-151148 (the “Registration Statement”)

Dear Ms. Block:

            This letter is written in response to your letter dated August 27, 2008 and is being sent to you concurrently with the filing of Amendment No. 2 to the above referenced Registration Statement on Form S-1.  The numbered paragraphs below are our responses to the similarly numbered paragraph in your letter.  The Amendment represents a response to the Staff’s comments as well as updating to reflect the further development of the Registrant’s business since the last filing.

1.         We have added language on the cover page and throughout the document in response to the comment .  We have determined to make clear the resale price limitations on the selling shareholders rather than to insert a hypothetical price.

2.         The premises lease, which has been provided to you supplementally, is now filed as an exhibit.   As previously explained to you, the lease did not readily convert to EDGAR format and could not be processed for timely inclusion in the last filing.  The exhibit reflects that the landlord has accepted a November 2, 2008 rather than a September 2, 2008 start date.

3.         We have added language to the “Our Proposed Business” section of the summary in response to the comment.

4.         We have added language to the “Our Proposed Business” section of the summary in response to the comment.

5.         We have added language to the “Our Proposed Business” section of the summary in response to the comment.

6.         We have added language to the “Our Proposed Business” section of the summary in response to the comment.

7.         We have inserted the risk factor that was inadvertently omitted from the final draft in response to this comment.

8.         We have inserted the requested risk factor.

9.         The paragraph is now a separate risk factor headed as requested in the staff’s letter.

10.       The risk factor has been modified as requested in the comment.

11.       Our response to this comment has been included in “MANAGEMENT’S DISCUSSION AND ANALYSIS OR PLAN OF OPERATION – Overview”

12.       We have added language in the “Industry Overview” section in response to the comment.

13.       We have eliminated all blanks from “Proposed Products and Services”.

14.       The section has been updated to reflect that we have leased our factory facility.

15.       We have added a sentence at the end of “Government regulation” in response to the comment.

16.       The employee information has been updated to June 30, 2008 and currently.

17.       We have added language responsive to the comment.

18.       We have conformed the issue dates of the 37,000 shares to the other information in the Registration Statement.

19.       We believe all references to SB-2 have been deleted.

20.        I am filing my opinion again with a current date.

21.        Updated financial information is included in the filing.

22.        A currently dated accountant’s consent is included.

            Should you require any further information, do not hesitate to contact me at (914) 674-4373.

                                                                                                Very truly yours

                                                                                                /s/ Frank J. Hariton

                                                                                                Frank J. Hariton